PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT
Schedule of property and equipment and related accumulated depreciation

	2017	2018
	RMB	RMB
Land use rights and building	575,443	632,844
Leasehold improvements	35,709	37,994
Electronic equipment	141,787	152,058
Furniture and fixtures	7,194	7,312
Motor vehicles	7,210	8,135
Other assets	49,095	53,747
Less: Accumulated depreciation	(318,593)	(365,070)
Net book value	497,845	527,020